UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22820

Nuveen Flexible Investment Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  April 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JPW

Nuveen Flexible Investment Income Fund
Portfolio of Investments	April 30, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 135.7% (99.0% of Total Investments)

	COMMON STOCKS – 23.0% (16.8% of Total Investments)

	Air Freight & Logistics – 1.4%

8,700	United Parcel Service, Inc., Class B	$914,109

	Automobiles – 0.7%

34,800	Ford Motor Company	471,888

	Banks – 1.4%

26,300	CIT Group Inc.	909,192

	Biotechnology – 2.0%

15,100	Gilead Sciences, Inc.	1,331,971

	Capital Markets – 2.5%

47,075	Ares Capital Corporation	715,069
37,138	Hercules Technology Growth Capital, Inc.	455,683
27,895	TPG Specialty Lending, Inc.	458,315
	Total Capital Markets	1,629,067

	Chemicals – 0.8%

56,900	CVR Partners LP	495,030

	Diversified Consumer Services – 0.8%

22,300	Stonemor Partners LP	544,120

	Industrial Conglomerates – 2.7%

32,300	Philips Electronics	888,573
8,400	Siemens AG, Sponsored ADR, (2)	880,152
	Total Industrial Conglomerates	1,768,725

	Insurance – 1.4%

26,400	Unum Group	903,144

	Media – 1.5%

31,832	National CineMedia, Inc., (3)	452,014
12,600	Viacom Inc., Class B	515,340
	Total Media	967,354

	Pharmaceuticals – 3.8%

38,500	AstraZeneca PLC, Sponsored ADR	1,114,960
31,700	GlaxoSmithKline PLC, Sponsored ADR	1,360,246
	Total Pharmaceuticals	2,475,206

	Real Estate Investment Trust – 1.9%

22,700	MGM Growth Properties LLC, (4)	500,989
36,250	National Storage Affiliates Trust	707,600
	Total Real Estate Investment Trust	1,208,589

	Software – 0.7%

11,400	Oracle Corporation (3)	454,404

	Tobacco – 1.4%

43,332	Vector Group Ltd.	935,972
	Total Common Stocks (cost $15,179,951)	15,008,771

Nuveen Investments	1

JPW	Nuveen Flexible Investment Income Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Shares	Description (1)	Coupon	Ratings (5)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 35.4% (25.8% of Total Investments)

	Banks – 5.8%

19,045	Boston Private Financial Holdings Inc.	6.950%	N/R	$493,266
13,800	Citigroup Inc.	6.875%	BB+	380,742
18,785	Cowen Group, Inc.	8.250%	N/R	479,957
18,676	FNB Corporation	7.250%	Ba2	547,394
19,850	HSBC Holdings PLC	8.000%	Baa1	526,025
54,875	RBS Capital Trust	6.080%	BB–	1,347,181
	Total Banks			3,774,565

	Capital Markets – 5.1%

19,500	Charles Schwab Corporation	6.000%	BBB	525,720
18,900	Hercules Technology Growth Capital, Inc	6.250%	BBB–	470,988
40,328	Ladenburg Thalmann Financial Services Inc.	8.000%	N/R	982,390
31,528	Morgan Stanley	7.125%	Ba1	906,430
18,213	Solar Capital Limited	6.750%	BBB–	456,964
	Total Capital Markets			3,342,492

	Consumer Finance – 0.8%

1,000	HSBC Finance Corporation	6.360%	BBB–	25,940
10,165	SLM Corporation, Series A	6.970%	Ba3	480,296
	Total Consumer Finance			506,236

	Electric Utilities – 0.7%

18,375	Entergy Arkansas Inc., (2)	6.450%	Baa3	462,820

	Food Products – 2.8%

30,300	CHS Inc.	7.100%	N/R	840,522
35,675	CHS Inc.	6.750%	N/R	952,523
	Total Food Products			1,793,045

	Insurance – 4.9%

21,038	Argo Group US Inc.	6.500%	BBB–	549,092
18,925	Endurance Specialty Holdings Limited	6.350%	BBB–	505,108
18,781	Kemper Corporation	7.375%	Ba1	509,904
5,227	Maiden Holdings Limited	8.000%	BBB–	135,379
19,325	Maiden Holdings Limited	7.750%	BBB–	517,910
39,300	National General Holding Company	7.625%	N/R	965,994
	Total Insurance			3,183,387

	Oil, Gas & Consumable Fuels – 0.7%

2,952	Scorpio Tankers Inc.	7.500%	N/R	73,948
17,500	Scorpio Tankers Inc.	6.750%	N/R	402,500
	Total Oil, Gas & Consumable Fuels			476,448

	Real Estate Investment Trust – 10.3%

13,581	Apollo Residential Mortgage Inc.	8.000%	N/R	321,598
19,082	Arbor Realty Trust Incorporated	7.375%	N/R	469,417
9,213	Ashford Hospitality Trust Inc.	9.000%	N/R	232,352
14,400	Cedar Shopping Centers Inc., Series A	7.250%	N/R	371,520
14,015	Colony Financial Inc.	7.500%	N/R	343,227
14,000	Coresite Realty Corporation	7.250%	N/R	364,560
27,300	Digital Realty Trust Inc.	7.375%	Baa3	758,940
5,271	Dupont Fabros Technology	7.875%	Ba2	133,198
5,755	Dupont Fabros Technology	7.625%	Ba2	146,465
18,530	Northstar Realty Finance Corporation	8.875%	N/R	450,279
19,000	Northstar Realty Finance Corporation	8.750%	N/R	447,450
8,844	Penn Real Estate Investment Trust	7.375%	N/R	228,970
17,725	Penn Real Estate Investment Trust	8.250%	N/R	466,877
4,193	Rait Financial Trust	7.625%	N/R	82,434

2	Nuveen Investments

Shares	Description (1)	Coupon		Ratings (5)	Value

	Real Estate Investment Trust (continued)

10,976	Retail Properties of America	7.000%		BB	$293,828
410	STAG Industrial Inc.	6.625%		BB+	10,435
15,954	Summit Hotel Properties Inc.	7.875%		N/R	415,602
9,154	Urstadt Biddle Properties	7.125%		N/R	243,313
36,440	VEREIT, Inc.	6.700%		N/R	937,600
	Total Real Estate Investment Trust				6,718,065

	Real Estate Management & Development – 0.7%

17,670	Kennedy-Wilson Inc.	7.750%		BB–	462,954

	Specialty Retail – 1.5%

38,485	TravelCenters of America LLC	8.000%		N/R	965,589

	Wireless Telecommunication Services – 2.1%

51,573	United States Cellular Corporation	7.250%		Ba1	1,345,540
	Total $25 Par (or similar) Retail Preferred (cost $22,038,508)				23,031,141

Shares	Description (1)	Coupon		Ratings (5)	Value

	CONVERTIBLE PREFERRED SECURITIES – 3.9% (2.8% of Total Investments)

	Banks – 1.8%

928	Wells Fargo & Company	7.500%		BBB	$1,156,288

	Diversified Telecommunication Services – 2.1%

13,000	Frontier Communications Corporation	11.125%		N/R	1,355,900
	Total Convertible Preferred Securities (cost $2,385,596)				2,512,188

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	CORPORATE BONDS – 61.1% (44.6% of Total Investments)

	Aerospace & Defense – 0.7%

$500	Triumph Group Inc.	4.875%	4/01/21	Ba3	$475,000

	Banks – 3.2%

225	Bank of America Corporation	6.300%	3/10/66	BB+	235,688
850	Citigroup Inc.	5.950%	12/31/49	BB+	822,906
900	JPMorgan Chase & Company	6.750%	12/31/49	BBB–	995,714
1,975	Total Banks				2,054,308

	Beverages – 3.5%

1,125	Anheuser Busch InBev Finance Inc.	4.900%	2/01/46	A	1,271,250
635	Cott Beverages Inc.	6.750%	1/01/20	B–	665,163
325	Cott Beverages Inc.	5.375%	7/01/22	B–	333,938
2,085	Total Beverages				2,270,351

	Biotechnology – 1.2%

875	AMAG Pharmaceuticals Inc., 144A	7.875%	9/01/23	B+	785,312

	Capital Markets – 0.5%

325	BGC Partners Inc.	5.375%	12/09/19	BBB–	336,357

	Chemicals – 3.9%

925	A Schulman Inc., 144A	6.875%	6/01/23	B+	927,313
900	Trinseo Materials Operating, 144A	6.750%	5/01/22	B+	931,500
675	Univar Inc., 144A	6.750%	7/15/23	B	671,625
2,500	Total Chemicals				2,530,438

Nuveen Investments	3

JPW	Nuveen Flexible Investment Income Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Commercial Services & Supplies – 3.5%

$950	GFL Environmental Corporation, 144A	7.875%	4/01/20	B	$964,250
945	R.R. Donnelley & Sons Company	6.500%	11/15/23	BB–	883,575
450	R.R. Donnelley & Sons Company	6.000%	4/01/24	BB–	405,000
2,345	Total Commercial Services & Supplies				2,252,825

	Consumer Finance – 2.7%

825	Ally Financial Inc.	5.750%	11/20/25	BB	835,313
900	Navient Corporation	8.000%	3/25/20	BB	936,000
1,725	Total Consumer Finance				1,771,313

	Diversified Consumer Services – 0.2%

265	Gibson Brands Inc., 144A	8.875%	8/01/18	CCC+	147,075

	Diversified Telecommunication Services – 7.7%

1,150	CenturyLink Inc.	7.650%	3/15/42	BB+	977,500
2,195	Frontier Communications Corporation, 144A	11.000%	9/15/25	BB	2,216,950
1,085	GCI Inc.	6.875%	4/15/25	BB–	1,095,850
735	US West Communications Company	6.875%	9/15/33	BBB–	725,405
5,165	Total Diversified Telecommunication Services				5,015,705

	Electric Utilities – 0.4%

315	Talen Energy Supply LLC	6.500%	6/01/25	B+	279,588

	Food & Staples Retailing – 1.8%

425	Rite Aid Corporation, 144A	6.125%	4/01/23	B	455,016
675	Whole Foods Market Inc., 144A	5.200%	12/03/25	BBB–	710,510
1,100	Total Food & Staples Retailing				1,165,526

	Health Care Providers & Services – 2.9%

1,000	Kindred Healthcare Inc.	6.375%	4/15/22	B2	917,500
950	Molina Healthcare Inc., 144A	5.375%	11/15/22	BB	980,875
1,950	Total Health Care Providers & Services				1,898,375

	Hotels, Restaurants & Leisure – 2.0%

1,125	McDonald’s Corporation	4.875%	12/09/45	BBB+	1,270,591

	Machinery – 3.5%

950	Automation Tooling Systems, Inc., 144A	6.500%	6/15/23	B+	978,500
1,350	Terex Corporation	6.000%	5/15/21	BB	1,336,500
2,300	Total Machinery				2,315,000

	Media – 3.6%

900	Altice S.A, 144A	7.625%	2/15/25	B	869,625
1,550	Dish DBS Corporation	5.875%	11/15/24	BB–	1,455,062
2,450	Total Media				2,324,687

	Metals & Mining – 1.3%

950	ArcelorMittal	8.000%	10/15/39	BB+	883,500

	Real Estate Investment Trust – 3.7%

1,025	Communications Sales & Leasing Inc.	8.250%	10/15/23	BB–	971,187
250	Iron Mountain Inc.	6.000%	8/15/23	BB–	265,000
250	Iron Mountain Inc.	5.750%	8/15/24	B	256,875
950	Select Income REIT	4.500%	2/01/25	Baa2	916,818
2,475	Total Real Estate Investment Trust				2,409,880

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Real Estate Management & Development – 3.7%

$1,205	Forestar USA Real Estate Group Inc., 144A	8.500%	6/01/22	B+	$1,229,100
925	Greystar Real Estate Partners, LLC, 144A	8.250%	12/01/22	BB–	962,000
225	Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB–	219,938
2,355	Total Real Estate Management & Development				2,411,038

	Semiconductors & Semiconductor Equipment – 3.5%

425	Amkor Technology Inc.	6.625%	6/01/21	BB	413,312
1,150	Micron Technology, Inc., 144A	5.625%	1/15/26	BB	914,250
925	Qorvo Inc., 144A	7.000%	12/01/25	BB+	948,125
2,500	Total Semiconductors & Semiconductor Equipment				2,275,687

	Specialty Retail – 1.5%

925	L Brands, Inc.	6.875%	11/01/35	BB+	1,017,500

	Technology Hardware, Storage & Peripherals – 4.0%

950	Hewlett Packard Enterprise Co, 144A	6.350%	10/15/45	A–	940,848
1,100	Seagate HDD Cayman, 144A	4.875%	6/01/27	BBB–	772,902
900	Western Digital Corporation, 144A	10.500%	4/01/24	BB+	875,251
2,950	Total Technology Hardware, Storage & Peripherals				2,589,001

	Wireless Telecommunication Services – 2.1%

1,250	Viacom Inc.	6.875%	4/30/36	BBB+	1,341,935
$40,405	Total Corporate Bonds (cost $40,090,530)				39,820,992

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (5)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 12.3% (9.0% of Total Investments)

	Banks – 6.3%

900	Bank of America Corporation	6.500%	N/A (6)	BB+	$947,250
100	Citigroup Inc.	6.250%	N/A (6)	BB+	102,875
350	Cobank Agricultural Credit Bank	6.250%	N/A (6)	BBB+	362,251
1,000	Zions Bancorporation	7.200%	N/A (6)	BB–	1,060,000
700	Citigroup Inc.	5.800%	N/A (6)	BB+	677,250
425	PNC Financial Services Inc.	6.750%	N/A (6)	Baa2	470,156
450	Wells Fargo & Company	5.875%	N/A (6)	BBB	480,656
	Total Banks				4,100,438

	Consumer Capital – 0.7%

475,000	Capital One Financial Corporation	5.500%	N/A (6)	Baa3	471,437

	Food Products – 3.2%

1,495	Land O’ Lakes Incorporated, 144A	8.000%	N/A (6)	BB	1,539,850
575	Land O’Lakes Inc., 144A	8.000%	N/A (6)	BB	583,625
	Total Food Products				2,123,475

	Insurance – 0.7%

400	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	437,000

	Pharmaceuticals – 1.4%

1,000	Teva Pharmaceutical Industries Limited	7.000%	3/15/18	N/R	894,930
	Total $1,000 Par (or similar) Institutional Preferred (cost $7,907,648)				8,027,280
	Total Long-Term Investments (cost $87,602,233)				88,400,372

Nuveen Investments	5

JPW	Nuveen Flexible Investment Income Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.4% (1.0% of Total Investments)

	REPURCHASE AGREEMENTS – 1.4% (1.0% of Total Investments)

$913	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/16, repurchase price $912,773, collateralized by $915,000 U.S. Treasury Notes, 2.000%, due 8/15/25, value $932,156	0.030%	5/02/16	$912,771
	Total Short-Term Investments (cost $912,771)			912,771
	Total Investments (cost $88,515,004) – 137.1%			89,313,143
	Borrowings – (37.6)% (7), (8)			(24,500,000)
	Other Assets Less Liabilities – 0.5%			311,260
	Net Assets Applicable to Common Shares – 100%			$65,124,403

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$14,128,619	$880,152	$—	$15,008,771
$25 Par (or similar) Retail Preferred	22,568,321	462,820	—	23,031,141
Convertible Preferred Securities	2,512,188	—	—	2,512,188
Corporate Bonds	—	39,820,992	—	39,820,992
$1,000 Par (or similar) Institutional Preferred	—	8,027,280	—	8,027,280

Short-Term Investments:
Repurchase Agreements	—	912,771	—	912,771
Total	$39,209,128	$50,104,015	$—	$89,313,143

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognizing of premium amortization, timing differences in recognition of income on REIT investments and timing difference in certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2016, the cost of investments was $88,498,405.

6	Nuveen Investments

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2016, were as follows:

Gross unrealized:
Appreciation	$2,885,742
Depreciation	(2,071,004)
Net unrealized appreciation (depreciation) of investments	$814,738

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(5)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	Perpetual security. Maturity date is not applicable.

(7)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) as collateral for borrowings. As of the end of the reporting period, investments with a value of $52,075,508 have been pledged as collateral for borrowings.

(8)	Borrowings as a percentage of Total Investments is 27.4%.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Nuveen Investments	7

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Flexible Investment Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2016